UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual
Report

November 30, 2020
(Unaudited)

Trading Symbol: IMANX

IMAN FUND
EXPENSE EXAMPLE
November 30, 2020 (Unaudited)

As a shareholder of the Iman Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/2020 - 11/30/2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, (doing business as U.S. Bank Global Fund Services), the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/20	11/30/20	6/1/20 - 11/30/20*
Actual	$1,000.00	$1,286.30	$7.39
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.53

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2020 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period November 30, 2010 to November 30, 2020
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2010 and held through November 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure stock markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2020	Months	Year	Years	Years
Iman Fund	28.63%	17.32%	14.94%	12.98%
Dow Jones Islamic Market World Index*	23.63%	27.50%	14.50%	11.42%

*
The Dow Jones Islamic Market World Index is a compilation of 56 country-level benchmark indexes considered by Dow Jones to be in compliance with Islamic principles. The index provides a definitive standard for measuring stock market performance for Islamic investors on a global basis, in accordance with Dow Jones Indexes’ established index methodology.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 98.5%

	ADVERTISING, PUBLIC RELATIONS, AND RELATED SERVICES - 1.3%
2,115	The Trade Desk, Inc. (a)	$1,905,763

	ANIMAL SLAUGHTERING AND PROCESSING - 0.5%
4,875	Beyond Meat, Inc. (a)	682,012

	AUTOMOBILE DEALERS - 0.6%
22,300	Vroom, Inc. (a)	799,678

	BASIC CHEMICAL MANUFACTURING - 0.3%
1,650	Air Products & Chemicals, Inc.	462,231

	CABLE & OTHER SUBSCRIPTION PROGRAMMING - 0.6%
5,300	Liberty Broadband Corp. - Class C (a)	833,955

	CLOTHING STORES - 0.7%
6,140	Ross Stores, Inc.	660,173
5,900	The TJX Companies, Inc.	374,709
		1,034,882

	COMMUNICATIONS EQUIPMENT MANUFACTURING - 3.9%
47,220	Apple, Inc.	5,621,541

	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING - 1.2%
19,700	Logitech International SA (b)	1,778,910

	COMPUTER SYSTEMS DESIGN & RELATED SERVICES - 6.3%
26,000	Cerner Corp.	1,945,840
6,130	EPAM Systems, Inc. (a)	1,975,883
6,025	F5 Networks, Inc. (a)	980,930
6,300	Jack Henry & Associates, Inc.	1,013,418
5,010	Okta, Inc. (a)	1,227,651
3,520	ServiceNow, Inc. (a)	1,881,616
		9,025,338

	COURIERS AND EXPRESS DELIVERY SERVICES - 1.5%
10,400	Ferrari NV (b)	2,195,544

	CUT & SEW APPAREL MANUFACTURING - 2.6%
29,900	Canada Goose Holdings, Inc. (a)(b)	993,876
7,105	Lululemon Athletica, Inc. (a)	2,630,413
		3,624,289

	DATA PROCESSING, HOSTING, & RELATED SERVICES - 0.9%
12,800	Ceridian HCM Holding, Inc. (a)	1,234,176

	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES - 2.6%
12,000	Chewy, Inc. - Class A (a)	930,960
29,500	Stitch Fix, Inc. - Class A (a)	1,194,750
6,000	Wayfair, Inc. - Class A (a)	1,526,160
		3,651,870

	EMPLOYMENT SERVICES - 0.4%
9,200	Robert Half International, Inc.	590,456

	FOOTWEAR MANUFACTURING - 0.5%
4,800	NIKE, Inc. - Class B	646,560

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2020 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 98.5% (Continued)

	INDUSTRIAL MACHINERY MANUFACTURING - 1.6%
5,045	ASML Holding NV - ADR (b)	$2,208,348

	MACHINERY, EQUIPMENT, & SUPPLIES MERCHANT WHOLESALERS - 0.1%
4,100	Fastenal Co.	202,745

	MEDICAL AND DIAGNOSTIC LABORATORIES - 1.2%
13,000	CareDx, Inc. (a)	743,210
8,235	Guardant Health, Inc. (a)	997,423
		1,740,633

	MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING - 2.8%
1,890	DexCom, Inc. (a)	604,195
2,775	Intuitive Surgical, Inc. (a)	2,014,789
5,625	The Estee Lauder Companies Inc. - Class A	1,379,925
		3,998,909

	METAL ORE MINING - 3.1%
19,500	Agnico-Eagle Mines Ltd. (b)	1,284,465
85,500	Alamos Gold, Inc. - Class A (b)	707,085
143,000	B2Gold Corp. (b)	797,940
39,800	Wheaton Precious Metals Corp. (b)	1,557,772
		4,347,262

	MISCELLANEOUS DURABLE GOODS MERCHANT WHOLESALERS - 0.2%
835	Pool Corp.	289,002

	NAVIGATIONAL, MEASURING, ELECTROMEDICAL,
	AND CONTROL INSTRUMENTS MANUFACTURING - 2.4%
10,700	Cognex Corp.	803,998
3,070	IDEXX Laboratories, Inc. (a)	1,415,209
76,700	Pacific Biosciences of California, Inc. (a)	1,212,627
		3,431,834

	OFFICE ADMINISTRATIVE SERVICES - 0.8%
9,100	Cardlytics, Inc. (a)	1,079,988

	OFFICES OF REAL ESTATE AGENTS AND BROKERS - 3.1%
23,200	eXp World Holdings, Inc. (a)	1,237,256
26,100	Redfin Corp. (a)	1,249,929
17,800	Zillow Group, Inc. - Class C (a)	1,919,018
		4,406,203

	OTHER AMBULATORY HEALTH CARE SERVICES - 0.4%
11,400	Ontrak, Inc. (a)	566,010

	OTHER FINANCIAL INVESTMENT ACTIVITIES - 0.8%
5,975	Sea Ltd. - ADR (a)(b)	1,077,711

	OTHER GENERAL PURPOSE MACHINERY MANUFACTURING - 2.2%
4,180	IDEX Corp.	807,367
2,025	Mettler-Toledo International, Inc. (a)	2,328,831
		3,136,198

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2020 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 98.5% (Continued)

	OTHER INFORMATION SERVICES - 4.4%
1,290	CoStar Group, Inc. (a)	$1,174,635
13,340	Facebook, Inc. - Class A (a)	3,694,780
16,500	Pinterest, Inc. - Class A (a)	1,155,330
5,200	Twitter, Inc. (a)	241,852
		6,266,597

	OTHER MISCELLANEOUS MANUFACTURING - 0.7%
8,100	Peloton Interactive, Inc. - Class A (a)	942,435

	OTHER SCHOOLS & INSTRUCTION - 2.3%
46,000	TAL Education Group - ADR (a)(b)	3,222,760

	OTHER TELECOMMUNICATIONS - 3.5%
3,700	ResMed, Inc.	775,520
4,090	RingCentral, Inc. - Class A (a)	1,214,934
6,160	Zoom Video Communications, Inc. - Class A (a)	2,946,698
		4,937,152

	OTHER TRANSIT & GROUND PASSENGER TRANSPORTATION - 2.1%
60,200	Uber Technologies, Inc. (a)	2,989,532

	PHARMACEUTICAL & MEDICINE MANUFACTURING - 6.4%
4,610	10X Genomics, Inc. - Class A (a)	705,837
9,975	Acceleron Pharma, Inc. (a)	1,177,748
2,320	Bio-Techne Corp.	703,679
4,490	Illumina, Inc. (a)	1,446,184
15,000	Johnson & Johnson	2,170,200
8,200	Moderna, Inc. (a)	1,252,468
1,790	Regeneron Pharmaceuticals, Inc. (a)	923,694
2,700	Vertex Pharmaceuticals, Inc. (a)	614,925
665	West Pharmaceutical Services, Inc.	182,981
		9,177,716

	SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES - 1.5%
8,100	Berkeley Lights, Inc. (a)	671,166
5,800	Exact Sciences Corp. (a)	702,148
15,300	NanoString Technologies, Inc. (a)	759,492
		2,132,806

	SEMICONDUCTOR & OTHER ELECTRONIC
	COMPONENT MANUFACTURING - 10.9%
10,000	Advanced Micro Devices, Inc. (a)	926,600
2,400	Alphabet, Inc. - Class A (a)	4,210,560
1,545	Lam Research Corp.	699,360
35,500	Marvell Technology Group Ltd. (b)	1,643,295
6,325	NVIDIA Corp.	3,390,579
28,400	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	2,755,368
11,560	Texas Instruments, Inc.	1,864,050
		15,489,812

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2020 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 98.5% (Continued)

	SOFTWARE PUBLISHERS - 24.1%
4,700	Adobe, Inc. (a)	$2,248,809
4,845	ANSYS, Inc. (a)	1,637,901
27,100	Anterix, Inc. (a)	811,103
8,110	Appfolio, Inc. - Class A (a)	1,321,362
19,100	Appian Corp. (a)	2,674,000
2,215	Autodesk, Inc. (a)	620,710
9,940	Cadence Design Systems, Inc. (a)	1,156,022
2,275	Coupa Software, Inc. (a)	748,270
5,210	Datadog, Inc. - Class A (a)	515,373
3,985	DocuSign, Inc. (a)	908,102
1,970	HubSpot, Inc. (a)	776,830
2,640	Intuit, Inc.	929,333
24,475	Microsoft Corp.	5,239,363
1,335	MongoDB, Inc. (a)	383,559
9,590	salesforce.com, Inc. (a)	2,357,222
3,065	Shopify, Inc. - Class A (a)(b)	3,342,015
33,200	Slack Technologies, Inc. - Class A (a)	1,423,616
25,600	Snap, Inc. - Class A (a)	1,137,152
6,040	Splunk Inc. (a)	1,233,247
2,670	Twilio, Inc. - Class A (a)	854,640
8,470	Veeva Systems, Inc. - Class A (a)	2,345,089
32,900	ZoomInfo Technologies, Inc. - Class A (a)	1,686,125
		34,349,843
	TOTAL COMMON STOCKS (Cost $106,997,872)	141,460,626
	Total Investments (Cost ($106,997,872) - 98.5%	140,080,701
	Other Assets in Excess of Liabilities - 1.5%	2,203,780
	TOTAL NET ASSETS - 100.0%	$142,284,481

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $106,997,872)	$140,080,701
Cash	2,446,049
Receivable for capital shares sold	30,371
Dividends receivable	71,754
Other assets	16,895
Total Assets	142,645,770

Liabilities:
Payable for capital shares redeemed	140,470
Payable to Advisor (Note 3)	111,239
Payable for professional fees	21,457
Payable for Trustee fees	9,731
Accrued expenses and other liabilities	78,392
Total Liabilities	361,289
Net Assets	$142,284,481

Net assets consist of:
Paid-in capital	$100,946,990
Total distributable earnings	41,337,491
Net Assets	$142,284,481

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	9,512,773
Net asset value, redemption price and offering price per share	$14.96

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2020 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $12,236)	$227,819
Total investment income	227,819

Expenses:
Advisory fees (Note 3)	640,239
Administration fees	63,670
Transfer agent fees and expenses	39,761
Fund accounting fees	19,045
Federal and state registration fees	16,969
Legal fees	15,445
Trustees’ fees and related expenses	9,738
Custody fees	7,776
Audit fees	7,012
Reports to shareholders	5,025
Other expenses	587
Total expenses	825,267
Net investment loss	(597,448)

Realized and unrealized gain on investments:
Net realized gain from security transactions	13,201,217
Change in net unrealized appreciation on investments	19,658,069
Realized and unrealized gain on investments	32,859,286
Net increase in net assets from operations	$32,261,838

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2020	Year Ended
	(Unaudited)	May 31, 2020
From operations:
Net investment loss	$(597,448)	$(500,243)
Net realized gain on investments	13,201,217	745,278
Change in net unrealized appreciation on investments	19,658,069	1,874,544
Net increase in net assets from operations	32,261,838	2,119,579

Net decrease in net assets resulting from distributions paid	—	(14,823,076)

From capital share transactions:
Proceeds from sale of shares	4,471,600	14,818,838
Net asset value of shares issued in reinvestment of distributions to shareholders	—	14,681,213
Payments for shares redeemed	(9,793,708)	(16,312,590)
Net increase(decrease) in net assets from capital share transactions	(5,322,108)	13,187,461

Total increase in net assets	26,939,730	483,964

Net assets:
Beginning of period	115,344,751	114,860,787
End of period	$142,284,481	$115,344,751

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2020		Year Ended May 31,
	(Unaudited)		2020	2019	2018	2017		2016
Net asset value, beginning of period	$11.63		$12.76	$13.96	$12.72	$11.15		$11.40

Income (loss) from investment operations:
Net investment loss(1)	(0.09)		(0.05)	(0.06)	(0.05)	0.03		0.00 (2)
Net realized and unrealized
gains on investments	3.42		0.56	0.21	2.44	2.42		0.22
Total from investment operations	3.33		0.51	0.15	2.39	2.45		0.22

Less distributions paid:
From net investment income	—		—	—	(0.04)	(0.00	)(2)	—
From net realized gain on investments	—		(1.64)	(1.35)	(1.11)	(0.88)		(0.47)
Total distributions paid	—		(1.64)	(1.35)	(1.15)	(0.88)		(0.47)

Net asset value, end of period	$14.96		$11.63	$12.76	$13.96	$12.72		$11.15

Total return	28.63	%(3)	2.50%	2.72%	19.25%	23.06%		1.99%

Net assets at end of period (000’s)	$142,284		$115,345	$114,861	$108,886	$83,581		$61,067

Ratio of expenses to average net assets	1.29	%(4)	1.33%	1.34%	1.33%	1.35%		1.39%

Ratio of net investment income (loss)
to average net assets	(0.93	)%(4)	(0.40)%	(0.48)%	(0.39)%	0.33%		0.03%

Portfolio turnover rate	45.7	%(3)	95.4%	89.4%	71.6%	74.7%		70.6%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2020 (Unaudited)

1.	Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (the “Adviser”), a Delaware corporation, serves as investment adviser to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Adviser anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Adviser in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the period ended November 30, 2020.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees.  The Fund did not hold any such securities during the year ended November 30, 2020.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2020

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access.

Level 2 -
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2020 (Unaudited)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$140,080,701	$—	$—	$140,080,701
Total*	$140,080,701	$—	$—	$140,080,701

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2020, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2017 through May 31, 2020.

As of May 31, 2020, the tax cost of investments and the components of distributable earnings on a tax basis were as follows:

Cost of investments	$54,992,856
Gross tax unrealized appreciation	$14,056,880
Gross tax unrealized depreciation	(811,294)
Net tax unrealized appreciation	13,245,586
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated losses	(3,866,317)
Total distributable earnings	$9,379,269

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses relating to wash sale transactions.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2020, the Fund deferred, on a tax basis, ordinary late year losses of $316,593, and post-October capital losses of $3,549,724.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2020 (Unaudited)

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2020	May 31, 2020
Ordinary income	$—	$279,737
Long-term capital gains	$—	$14,543,339

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book to tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subsequent Events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

COVID-19: The recent global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products. The prolonged economic impact of COVID-19 is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

3.	Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

For the six months ended November 30, 2020, the Fund had advisory expenses of $640,239 and as of November 30, 2020, the Fund had $111,239 payable to the Adviser.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”), a subsidiary of Foreside Financial Group, LLC.  Fees for such distribution services are paid to the Distributor by the Adviser.

4.	Capital Share Transactions

Capital Share Transactions of the Fund for the period ended November 30, 2020, were as follows:

	Amount	Shares
Shares sold	$4,471,600	343,828
Shares reinvested	—	—
Shares redeemed	(9,793,708)	(745,623)
Net Decrease	$(5,322,108)	(401,795)

Shares Outstanding
Beginning of period		9,914,568
End of period		9,512,773

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2020 (Unaudited)

Capital Share Transactions of the Fund for the year ended May 31, 2020, were as follows:

	Amount	Shares
Shares sold	$14,818,838	1,145,716
Shares reinvested	14,681,212	1,113,056
Shares redeemed	(16,312,591)	(1,342,427)
Net Increase	$13,187,460	916,345

Shares Outstanding
Beginning of period		8,998,223
End of period		9,914,568

5.	Securities Transactions

During the six months ended November 30, 2020, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $89,830,166 and $50,847,060, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 (“1940 Act”). As of November 30, 2020, the North American Islamic Trust (“NAIT”) held 44.35% of the Fund. NAIT is the parent company of the Adviser.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”).

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

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INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bank Global Fund Services
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Latham & Watkins LLP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Quasar Distributors, LLC is the Distributor for the Fund.

Investment Advisor
AAA
Allied Asset Advisors, Inc.
715 Enterprise Drive
Oak Brook, IL 60523
(630) 789-0453
1-877-417-6161

www.investaaa.com

IF-SEMI1120

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By           /s/Bassam Osman
Bassam Osman, President

Date       February 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/Bassam Osman
Bassam Osman, President

Date       February 8, 2021

By           /s/Mohammed Basheeruddin
Mohammed Basheeruddin, Treasurer

Date       February 8, 2021